Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between “compensation actually paid” to our CEO and other Named Executive Officers (“
Other NEOs
”) and our financial performance for each of the last five completed fiscal years. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our Named Executive Officers during a covered fiscal year. The table below shows “total compensation” and “average total compensation” as reported in our Summary Compensation Tables for each indicated fiscal year for our CEO and Other NEOs, respectively. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

			Average			Value of Initial Fixed $100 Investment Based On: Peer Group TSR			Company-
Year	Summary Compensation Table Total Compensation for CEO (1)	Compensation Actually Paid to CEO (1) (2)	Summary Compensation Table Total Compensation for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (1) (2)	NOV TSR	New Peer Group – OSX TSR (3)	Old Peer Group – SPSIOS TSR (3)	Net Income (millions)	Selected Performance Measure - Adjusted EBITDA (millions)
2025	$12,713,187	$15,331,858	$3,617,765	$4,112,343	$123.36	$181.73	$196.44	$145	$1,030
2024	$11,974,375	-$667,510	$3,251,926	$791,071	$110.87	$175.53	$185.27	$635	$1,110
2023	$12,975,182	$8,587,206	$3,749,384	$2,715,582	$151.46	$198.71	$195.34	$993	$1,001
2022	$13,071,897	$22,507,848	$3,860,049	$6,094,879	$154.31	$194.98	$182.41	$155	$679
2021	$11,325,137	$7,852,882	$3,136,479	$2,314,099	$99.09	$120.74	$112.24	-$250	$229

(1)
The CEO in each of 2025, 2024, 2023, 2022, and 2021 is Williams. Other NEOs included in average compensation calculations disclosed for 2025 include: Bayardo; Reed; Rovig; Weinstock; and Livingston. Other NEOs included in average compensation calculations disclosed for 2024 include: Bayardo; Rovig; Weinstock; and Livingston. Other NEOs included in average compensation calculations disclosed for 2023, 2022, and 2021 include: Bayardo; Joseph; Rovig; and Shelton.

(2)
In the determination of the CEO’s and each Other NEO’s Compensation Actually Paid (“
CAP
”), the fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“
SCT
”) total compensation, as set forth in the table labeled “CEO SCT Total to CAP Reconciliation” below.

(3)
The peer group selected to determine the Company’s Peer Group TSR is the PHLX Oil Service Sector Index, or OSX, which is a change from the S&P Oil & Gas Equipment Select Industry Index (“SPSIOS”), which was used in the Company’s Pay versus Performance disclosure in prior fiscal years. We have shown both peer groups this year, and, in the future, we intend to continue using OSX as the Company’s Peer Group. The Company made this peer group change after determining that OSX is a more appropriate comparator for the Company and its compensation given that the majority of the PSAs issued under the Company’s current long-term incentive compensation have been, and continue to be, measured against OSX TSR (please see “Performance Share Awards” on p. 46 for greater detail). In addition, OSX’s constituents are principally established oilfield services and equipment companies, whereas SPSIOS includes a wider range of small- and mid-cap service companies.

CEO SCT Total to CAP Reconciliation

Compensation Element	2025
Total Comp as Reported in SCT	$12,713,187
Pension/NQDC as Reported in SCT	-$90,047
Stock Awards as Reported in SCT	-$9,576,940
Option Awards as Reported in SCT	-$899,208
Pension Value for Current Year	$0
Adjusted Equity Values and Accrued Dividends (4)	$13,184,866
Compensation Actually Paid (CAP)	$15,331,858

(4)	Adjusted Equity Values and Accrued Dividends represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below.

Equity Award Detail	2025
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	$363,498
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	$1,363,473
Fair value of equity awards at fiscal year-end for current year equity grants	$10,918,304
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$539,591
Total Equity Adjustments	$13,184,866
Average Other NEO SCT Total to CAP Reconciliation

		2025
Compensation Element	Bayardo	Reed	Rovig	Weinstock	Livingston
Total Comp. as Reported in SCT	$6,166,538	$2,782,984	$3,535,900	$2,987,381	$2,616,021
Pension/NQDC as Reported in SCT	$0	$0	$0	$0	$0
Stock Awards as Reported in SCT	-$4,327,290	-$1,752,802	-$2,021,797	-$1,808,977	-$1,596,157
Option Awards as Reported in SCT	-$279,752	-$44,963	-$189,831	-$169,849	-$149,867
Pension Value for Current Year	$0	$0	$0	$0	$0
Adjusted Equity Values and Accrued Dividends (5)	$5,546,081	$1,978,927	$2,787,614	$2,490,610	$2,010,947
Compensation Actually Paid (CAP)	$7,105,577	$2,964,146	$4,111,885	$3,499,165	$2,880,944
Average Other NEO CAP					$4,112,343

(5)	Adjusted Equity Values and Accrued Dividends represents the average year-over-year change in the fair value of equity awards to our NEOs other than our CEO, as itemized in the table below.

Equity Award Detail	2025
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	$58,939
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year-end	$215,479
Fair value of equity awards at fiscal year-end for current year equity grants	$2,576,238
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$112,180
Total Equity Adjustments	$2,962,836

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The CEO in each of 2025, 2024, 2023, 2022, and 2021 is Williams. Other NEOs included in average compensation calculations disclosed for 2025 include: Bayardo; Reed; Rovig; Weinstock; and Livingston. Other NEOs included in average compensation calculations disclosed for 2024 include: Bayardo; Rovig; Weinstock; and Livingston. Other NEOs included in average compensation calculations disclosed for 2023, 2022, and 2021 include: Bayardo; Joseph; Rovig; and Shelton.
Peer Group Issuers, Footnote	The peer group selected to determine the Company’s Peer Group TSR is the PHLX Oil Service Sector Index, or OSX, which is a change from the S&P Oil & Gas Equipment Select Industry Index (“SPSIOS”), which was used in the Company’s Pay versus Performance disclosure in prior fiscal years. We have shown both peer groups this year, and, in the future, we intend to continue using OSX as the Company’s Peer Group. The Company made this peer group change after determining that OSX is a more appropriate comparator for the Company and its compensation given that the majority of the PSAs issued under the Company’s current long-term incentive compensation have been, and continue to be, measured against OSX TSR (please see “Performance Share Awards” on p. 46 for greater detail). In addition, OSX’s constituents are principally established oilfield services and equipment companies, whereas SPSIOS includes a wider range of small- and mid-cap service companies.
Changed Peer Group, Footnote	The Company made this peer group change after determining that OSX is a more appropriate comparator for the Company and its compensation given that the majority of the PSAs issued under the Company’s current long-term incentive compensation have been, and continue to be, measured against OSX TSR (please see “Performance Share Awards” on p. 46 for greater detail). In addition, OSX’s constituents are principally established oilfield services and equipment companies, whereas SPSIOS includes a wider range of small- and mid-cap service companies.
PEO Total Compensation Amount	$ 12,713,187	$ 11,974,375	$ 12,975,182	$ 13,071,897	$ 11,325,137
PEO Actually Paid Compensation Amount	$ 15,331,858	(667,510)	8,587,206	22,507,848	7,852,882
Adjustment To PEO Compensation, Footnote
(2)
In the determination of the CEO’s and each Other NEO’s Compensation Actually Paid (“
CAP
”), the fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“
SCT
”) total compensation, as set forth in the table labeled “CEO SCT Total to CAP Reconciliation” below.

CEO SCT Total to CAP Reconciliation

Compensation Element	2025
Total Comp as Reported in SCT	$12,713,187
Pension/NQDC as Reported in SCT	-$90,047
Stock Awards as Reported in SCT	-$9,576,940
Option Awards as Reported in SCT	-$899,208
Pension Value for Current Year	$0
Adjusted Equity Values and Accrued Dividends (4)	$13,184,866
Compensation Actually Paid (CAP)	$15,331,858

(4)	Adjusted Equity Values and Accrued Dividends represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below.

Equity Award Detail	2025
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	$363,498
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	$1,363,473
Fair value of equity awards at fiscal year-end for current year equity grants	$10,918,304
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$539,591
Total Equity Adjustments	$13,184,866

Non-PEO NEO Average Total Compensation Amount	$ 3,617,765	3,251,926	3,749,384	3,860,049	3,136,479
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,112,343	791,071	2,715,582	6,094,879	2,314,099
Adjustment to Non-PEO NEO Compensation Footnote
(2)
In the determination of the CEO’s and each Other NEO’s Compensation Actually Paid (“
CAP
”), the fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“
SCT
”) total compensation, as set forth in the table labeled “CEO SCT Total to CAP Reconciliation” below.

Average Other NEO SCT Total to CAP Reconciliation

		2025
Compensation Element	Bayardo	Reed	Rovig	Weinstock	Livingston
Total Comp. as Reported in SCT	$6,166,538	$2,782,984	$3,535,900	$2,987,381	$2,616,021
Pension/NQDC as Reported in SCT	$0	$0	$0	$0	$0
Stock Awards as Reported in SCT	-$4,327,290	-$1,752,802	-$2,021,797	-$1,808,977	-$1,596,157
Option Awards as Reported in SCT	-$279,752	-$44,963	-$189,831	-$169,849	-$149,867
Pension Value for Current Year	$0	$0	$0	$0	$0
Adjusted Equity Values and Accrued Dividends (5)	$5,546,081	$1,978,927	$2,787,614	$2,490,610	$2,010,947
Compensation Actually Paid (CAP)	$7,105,577	$2,964,146	$4,111,885	$3,499,165	$2,880,944
Average Other NEO CAP					$4,112,343
(5)	Adjusted Equity Values and Accrued Dividends represents the average year-over-year change in the fair value of equity awards to our NEOs other than our CEO, as itemized in the table below.

Equity Award Detail	2025
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	$58,939
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year-end	$215,479
Fair value of equity awards at fiscal year-end for current year equity grants	$2,576,238
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$112,180
Total Equity Adjustments	$2,962,836

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Narrative
The following table identifies the three most important financial performance measures used by our Compensation Committee to link the compensation actually paid (“
CAP
”) to our CEO and Other NEOs in 2025.

Financial Performance Measures
Adjusted EBITDA
Relative TSR
NVA (NOV Value Added)

Total Shareholder Return Amount	$ 123.36	110.87	151.46	154.31	99.09
Peer Group Total Shareholder Return Amount	181.73	175.53	198.71	194.98	120.74
Net Income (Loss)	$ 145,000,000	$ 635,000,000	$ 993,000,000	$ 155,000,000	$ (250,000,000)
Company Selected Measure Amount	1,030,000,000	1,110,000,000	1,001,000,000	679,000,000	229,000,000
Adjustment to Compensation, Amount	$ 4,112,343
PEO Name	Williams
Old Peer Group – SPSIOS TSR	$ 196.44	$ 185.27	$ 195.34	$ 182.41	$ 112.24
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	NVA (NOV Value Added)
Bayardo [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 6,166,538
Non-PEO NEO Average Compensation Actually Paid Amount	7,105,577
Reed [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,782,984
Non-PEO NEO Average Compensation Actually Paid Amount	2,964,146
Rovig [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	3,535,900
Non-PEO NEO Average Compensation Actually Paid Amount	4,111,885
Weinstock [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,987,381
Non-PEO NEO Average Compensation Actually Paid Amount	3,499,165
Livingston [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,616,021
Non-PEO NEO Average Compensation Actually Paid Amount	2,880,944
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,184,866
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,918,304
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,363,473
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	363,498
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	539,591
PEO | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,047)
PEO | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,576,940)
PEO | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(899,208)
PEO | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,962,836
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,576,238
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,479
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,939
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,180
Non-PEO NEO | Bayardo [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,546,081
Non-PEO NEO | Bayardo [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Bayardo [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,327,290)
Non-PEO NEO | Bayardo [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279,752)
Non-PEO NEO | Bayardo [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reed [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,978,927
Non-PEO NEO | Reed [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reed [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,752,802)
Non-PEO NEO | Reed [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,963)
Non-PEO NEO | Reed [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Rovig [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,787,614
Non-PEO NEO | Rovig [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Rovig [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,021,797)
Non-PEO NEO | Rovig [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(189,831)
Non-PEO NEO | Rovig [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Weinstock [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,490,610
Non-PEO NEO | Weinstock [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Weinstock [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,808,977)
Non-PEO NEO | Weinstock [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,849)
Non-PEO NEO | Weinstock [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Livingston [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,010,947
Non-PEO NEO | Livingston [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Livingston [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,596,157)
Non-PEO NEO | Livingston [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,867)
Non-PEO NEO | Livingston [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0